Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	CAD 1,764	CAD (18,689)
Total realized loss (gain) on derivative financial instruments	16,845	(3,289)
Ineffective portion of derivative financial instruments accounted for as hedges	30	47
Gain on derivative financial instruments	(2,626)	(15,849)
Gain (loss) on derivative instruments	14,219	(19,138)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(3,536)	(20,236)
Total realized loss (gain) on derivative financial instruments	16,950	(420)
Loss (gain) on derivative financial instruments not accounted for as hedges	13,414	(20,656)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total realized loss (gain) on derivative financial instruments	(193)	0
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(52)	(426)
Total realized loss (gain) on derivative financial instruments	730	951
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	432	(19,810)
Total realized loss (gain) on derivative financial instruments	16,413	(1,371)
Not Designated as Hedging Instrument | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain on derivative financial instruments	(3,916)	0
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivative financial instruments accounted for as hedges	CAD 805	CAD 1,518